Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PIMCO Equity Series VIT
Entity Central Index Key	0001479359
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000085712
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Portfolio
Class Name	Advisor
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$104	0.93%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• The Portfolio's exposure to equity index derivatives linked to the S&P 500 Index and the MSCI EAFE Index contributed to absolute returns, as the Portfolio’s benchmark, 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index, returned 24.55%.

• The Portfolio’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

   - Long exposure to U.S. interest rates contributed to returns, as U.S. interest rates decreased.

   - Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

   - Long exposure to Australian interest rates detracted from returns, as Australian interest rates increased.

   - Non-U.S. developed market currencies detracted from returns, driven by positioning to Japanese yen and short exposure to the

     Australian dollar, Canadian dollar, and Swiss franc versus the U.S. Dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Advisor Class	MSCI World Index	50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,547	$9,402	$9,390
2/29/16	$9,476	$9,332	$9,298
3/31/16	$10,071	$9,965	$9,916
4/30/16	$10,228	$10,123	$10,079
5/31/16	$10,305	$10,180	$10,123
6/30/16	$10,163	$10,066	$9,967
7/31/16	$10,555	$10,491	$10,403
8/31/16	$10,587	$10,499	$10,414
9/30/16	$10,652	$10,555	$10,479
10/31/16	$10,431	$10,351	$10,276
11/30/16	$10,519	$10,500	$10,364
12/31/16	$10,774	$10,751	$10,644
1/31/17	$11,043	$11,011	$10,899
2/28/17	$11,326	$11,316	$11,193
3/31/17	$11,519	$11,437	$11,354
4/30/17	$11,710	$11,606	$11,557
5/31/17	$11,995	$11,851	$11,850
6/30/17	$12,045	$11,897	$11,876
7/31/17	$12,333	$12,182	$12,170
8/31/17	$12,347	$12,199	$12,186
9/30/17	$12,612	$12,473	$12,463
10/31/17	$12,862	$12,708	$12,703
11/30/17	$13,098	$12,984	$12,965
12/31/17	$13,251	$13,159	$13,141
1/31/18	$13,974	$13,854	$13,847
2/28/18	$13,349	$13,280	$13,279
3/31/18	$13,087	$12,991	$12,991
4/30/18	$13,198	$13,140	$13,164
5/31/18	$13,240	$13,222	$13,175
6/30/18	$13,161	$13,216	$13,135
7/31/18	$13,593	$13,629	$13,541
8/31/18	$13,677	$13,797	$13,631
9/30/18	$13,781	$13,874	$13,728
10/31/18	$12,718	$12,856	$12,713
11/30/18	$12,816	$13,002	$12,834
12/31/18	$11,828	$12,013	$11,944
1/31/19	$12,755	$12,948	$12,815
2/28/19	$13,108	$13,337	$13,184
3/31/19	$13,319	$13,512	$13,353
4/30/19	$13,808	$13,991	$13,811
5/31/19	$13,015	$13,184	$13,041
6/30/19	$13,868	$14,053	$13,887
7/31/19	$13,851	$14,122	$13,899
8/31/19	$13,597	$13,833	$13,609
9/30/19	$13,915	$14,128	$13,931
10/31/19	$14,307	$14,487	$14,332
11/30/19	$14,647	$14,891	$14,673
12/31/19	$15,084	$15,337	$15,133
1/31/20	$14,896	$15,244	$14,972
2/29/20	$13,681	$13,955	$13,679
3/31/20	$11,611	$12,108	$11,921
4/30/20	$12,813	$13,431	$13,071
5/31/20	$13,552	$14,080	$13,666
6/30/20	$13,982	$14,452	$14,035
7/31/20	$14,539	$15,144	$14,594
8/31/20	$15,461	$16,156	$15,494
9/30/20	$14,981	$15,598	$14,998
10/31/20	$14,480	$15,120	$14,499
11/30/20	$16,329	$17,053	$16,417
12/31/20	$17,050	$17,776	$17,114
1/31/21	$16,896	$17,599	$16,936
2/28/21	$17,320	$18,050	$17,360
3/31/21	$17,939	$18,651	$17,940
4/30/21	$18,672	$19,519	$18,688
5/31/21	$19,076	$19,800	$19,058
6/30/21	$19,192	$20,095	$19,173
7/31/21	$19,491	$20,455	$19,473
8/31/21	$19,917	$20,964	$19,941
9/30/21	$19,109	$20,094	$19,188
10/31/21	$20,026	$21,232	$20,096
11/30/21	$19,493	$20,767	$19,559
12/31/21	$20,346	$21,654	$20,498
1/31/22	$19,365	$20,508	$19,472
2/28/22	$18,682	$19,990	$19,009
3/31/22	$19,011	$20,538	$19,423
4/30/22	$17,452	$18,832	$17,947
5/31/22	$17,623	$18,846	$18,031
6/30/22	$16,006	$17,214	$16,450
7/31/22	$17,239	$18,581	$17,619
8/31/22	$16,286	$17,804	$16,841
9/30/22	$14,672	$16,149	$15,278
10/31/22	$15,684	$17,308	$16,307
11/30/22	$17,201	$18,512	$17,681
12/31/22	$16,524	$17,726	$17,179
1/31/23	$17,910	$18,980	$18,414
2/28/23	$17,344	$18,524	$17,997
3/31/23	$17,926	$19,096	$18,551
4/30/23	$18,324	$19,431	$18,957
5/31/23	$17,954	$19,237	$18,597
6/30/23	$18,979	$20,400	$19,635
7/31/23	$19,576	$21,085	$20,268
8/31/23	$19,007	$20,582	$19,719
9/30/23	$18,182	$19,694	$18,912
10/31/23	$17,693	$19,123	$18,330
11/30/23	$19,275	$20,915	$20,017
12/31/23	$20,298	$21,942	$21,004
1/31/24	$20,414	$22,205	$21,240
2/29/24	$21,287	$23,147	$22,002
3/31/24	$22,011	$23,891	$22,718
4/30/24	$21,154	$23,003	$21,963
5/31/24	$22,248	$24,030	$22,933
6/30/24	$22,395	$24,519	$23,159
7/31/24	$22,813	$24,952	$23,640
8/31/24	$23,470	$25,611	$24,311
9/30/24	$23,815	$26,080	$24,683
10/31/24	$23,060	$25,563	$23,900
11/30/24	$23,725	$26,736	$24,533
12/31/24	$23,012	$26,039	$23,962
1/31/25	$23,899	$26,958	$24,925
2/28/25	$24,113	$26,764	$25,004
3/31/25	$23,403	$25,572	$24,249
4/30/25	$23,651	$25,800	$24,723
5/31/25	$24,982	$27,327	$26,066
6/30/25	$25,969	$28,506	$27,016
7/31/25	$25,969	$28,873	$27,130
8/31/25	$26,852	$29,626	$27,983
9/30/25	$27,605	$30,578	$28,761
10/31/25	$28,114	$31,191	$29,267
11/30/25	$28,241	$31,279	$29,394
12/31/25	$28,592	$31,532	$29,844

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 187,045,000
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 546,000
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$187,045
# of Portfolio Holdings	400
Portfolio Turnover Rate	225%
Total Net Advisory Fees Paid During the Reporting Period	$546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	54.9%
Cayman Islands	7.9%
United Kingdom	2.7%
Brazil	2.0%
Canada	1.4%
Japan	1.1%
Liberia	1.1%
Ireland	1.0%
Netherlands	0.8%
Other Countries	4.2%
Short-Term Instruments	17.3%
Affiliated Investments	2.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	3.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective December 22, 2025, the Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. Previously, the Portfolio sought to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by investing under normal circumstances in S&P 500 Index derivatives and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index derivatives, backed by a portfolio of Fixed Income Instruments.

Effective December 22, 2025, “Acquired Fund Risk” is added as a Principal Risk of investing in the Portfolio. Because the Portfolio may invest its assets in Acquired Funds, the risks associated with investing in the Portfolio may be closely related to the risks associated with the securities and other investments held by the Portfolio.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective December 22, 2025, the Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. Previously, the Portfolio sought to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by investing under normal circumstances in S&P 500 Index derivatives and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index derivatives, backed by a portfolio of Fixed Income Instruments.

Material Fund Change Risks Change [Text Block]

Effective December 22, 2025, “Acquired Fund Risk” is added as a Principal Risk of investing in the Portfolio. Because the Portfolio may invest its assets in Acquired Funds, the risks associated with investing in the Portfolio may be closely related to the risks associated with the securities and other investments held by the Portfolio.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

C000085710
Shareholder Report [Line Items]
Fund Name	PIMCO StocksPLUS<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 15px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Portfolio
Class Name	Institutional
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PIMCO StocksPLUS® Global Portfolio (the "Portfolio") for the period of January 1, 2025 to December 31, 2025 (the "reporting period").
Additional Information [Text Block]	You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	888.87.PIMCO (888.877.4626)
Additional Information Website	www.pimco.com/pvit
Expenses [Text Block]

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$76	0.68%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• The Portfolio's exposure to equity index derivatives linked to the S&P 500 Index and the MSCI EAFE Index contributed to absolute returns, as the Portfolio’s benchmark, 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index, returned 24.55%.

• The Portfolio’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

   - Long exposure to U.S. interest rates contributed to returns, as U.S. interest rates decreased.

   - Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

   - Long exposure to Australian interest rates detracted from returns, as Australian interest rates increased.

   - Non-U.S. developed market currencies detracted from returns, driven by positioning to Japanese yen and short exposure to the

     Australian dollar, Canadian dollar, and Swiss franc versus the U.S. Dollar.

Performance Past Does Not Indicate Future [Text]	Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.
Line Graph [Table Text Block]
	Institutional Class	MSCI World Index	50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index
12/31/15	$10,000	$10,000	$10,000
1/31/16	$9,563	$9,402	$9,390
2/29/16	$9,484	$9,332	$9,298
3/31/16	$10,082	$9,965	$9,916
4/30/16	$10,229	$10,123	$10,079
5/31/16	$10,317	$10,180	$10,123
6/30/16	$10,179	$10,066	$9,967
7/31/16	$10,568	$10,491	$10,403
8/31/16	$10,600	$10,499	$10,414
9/30/16	$10,672	$10,555	$10,479
10/31/16	$10,452	$10,351	$10,276
11/30/16	$10,551	$10,500	$10,364
12/31/16	$10,799	$10,751	$10,644
1/31/17	$11,080	$11,011	$10,899
2/28/17	$11,373	$11,316	$11,193
3/31/17	$11,557	$11,437	$11,354
4/30/17	$11,759	$11,606	$11,557
5/31/17	$12,043	$11,851	$11,850
6/30/17	$12,100	$11,897	$11,876
7/31/17	$12,400	$12,182	$12,170
8/31/17	$12,400	$12,199	$12,186
9/30/17	$12,671	$12,473	$12,463
10/31/17	$12,933	$12,708	$12,703
11/30/17	$13,168	$12,984	$12,965
12/31/17	$13,334	$13,159	$13,141
1/31/18	$14,053	$13,854	$13,847
2/28/18	$13,431	$13,280	$13,279
3/31/18	$13,177	$12,991	$12,991
4/30/18	$13,287	$13,140	$13,164
5/31/18	$13,329	$13,222	$13,175
6/30/18	$13,258	$13,216	$13,135
7/31/18	$13,689	$13,629	$13,541
8/31/18	$13,772	$13,797	$13,631
9/30/18	$13,884	$13,874	$13,728
10/31/18	$12,812	$12,856	$12,713
11/30/18	$12,923	$13,002	$12,834
12/31/18	$11,920	$12,013	$11,944
1/31/19	$12,858	$12,948	$12,815
2/28/19	$13,226	$13,337	$13,184
3/31/19	$13,441	$13,512	$13,353
4/30/19	$13,927	$13,991	$13,811
5/31/19	$13,139	$13,184	$13,041
6/30/19	$14,012	$14,053	$13,887
7/31/19	$13,978	$14,122	$13,899
8/31/19	$13,725	$13,833	$13,609
9/30/19	$14,068	$14,128	$13,931
10/31/19	$14,457	$14,487	$14,332
11/30/19	$14,796	$14,891	$14,673
12/31/19	$15,242	$15,337	$15,133
1/31/20	$15,054	$15,244	$14,972
2/29/20	$13,845	$13,955	$13,679
3/31/20	$11,757	$12,108	$11,921
4/30/20	$12,972	$13,431	$13,071
5/31/20	$13,708	$14,080	$13,666
6/30/20	$14,144	$14,452	$14,035
7/31/20	$14,717	$15,144	$14,594
8/31/20	$15,654	$16,156	$15,494
9/30/20	$15,166	$15,598	$14,998
10/31/20	$14,667	$15,120	$14,499
11/30/20	$16,546	$17,053	$16,417
12/31/20	$17,295	$17,776	$17,114
1/31/21	$17,122	$17,599	$16,936
2/28/21	$17,544	$18,050	$17,360
3/31/21	$18,188	$18,651	$17,940
4/30/21	$18,937	$19,519	$18,688
5/31/21	$19,360	$19,800	$19,058
6/30/21	$19,466	$20,095	$19,173
7/31/21	$19,785	$20,455	$19,473
8/31/21	$20,209	$20,964	$19,941
9/30/21	$19,395	$20,094	$19,188
10/31/21	$20,351	$21,232	$20,096
11/30/21	$19,799	$20,767	$19,559
12/31/21	$20,670	$21,654	$20,498
1/31/22	$19,671	$20,508	$19,472
2/28/22	$18,992	$19,990	$19,009
3/31/22	$19,327	$20,538	$19,423
4/30/22	$17,731	$18,832	$17,947
5/31/22	$17,923	$18,846	$18,031
6/30/22	$16,280	$17,214	$16,450
7/31/22	$17,530	$18,581	$17,619
8/31/22	$16,585	$17,804	$16,841
9/30/22	$14,939	$16,149	$15,278
10/31/22	$15,970	$17,308	$16,307
11/30/22	$17,503	$18,512	$17,681
12/31/22	$16,843	$17,726	$17,179
1/31/23	$18,246	$18,980	$18,414
2/28/23	$17,685	$18,524	$17,997
3/31/23	$18,241	$19,096	$18,551
4/30/23	$18,665	$19,431	$18,957
5/31/23	$18,326	$19,237	$18,597
6/30/23	$19,343	$20,400	$19,635
7/31/23	$19,964	$21,085	$20,268
8/31/23	$19,399	$20,582	$19,719
9/30/23	$18,547	$19,694	$18,912
10/31/23	$18,061	$19,123	$18,330
11/30/23	$19,690	$20,915	$20,017
12/31/23	$20,720	$21,942	$21,004
1/31/24	$20,865	$22,205	$21,240
2/29/24	$21,731	$23,147	$22,002
3/31/24	$22,491	$23,891	$22,718
4/30/24	$21,639	$23,003	$21,963
5/31/24	$22,726	$24,030	$22,933
6/30/24	$22,916	$24,519	$23,159
7/31/24	$23,332	$24,952	$23,640
8/31/24	$23,985	$25,611	$24,311
9/30/24	$24,342	$26,080	$24,683
10/31/24	$23,591	$25,563	$23,900
11/30/24	$24,282	$26,736	$24,533
12/31/24	$23,530	$26,039	$23,962
1/31/25	$24,474	$26,958	$24,925
2/28/25	$24,687	$26,764	$25,004
3/31/25	$23,961	$25,572	$24,249
4/30/25	$24,238	$25,800	$24,723
5/31/25	$25,593	$27,327	$26,066
6/30/25	$26,622	$28,506	$27,016
7/31/25	$26,622	$28,873	$27,130
8/31/25	$27,532	$29,626	$27,983
9/30/25	$28,330	$30,578	$28,761
10/31/25	$28,836	$31,191	$29,267
11/30/25	$28,962	$31,279	$29,394
12/31/25	$29,332	$31,532	$29,844

No Deduction of Taxes [Text Block]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
Performance Table Market Index Changed [Text Block]	Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.
Updated Performance Information Location [Text Block]	For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).
AssetsNet	$ 187,045,000
Holdings Count | Holding	400
Advisory Fees Paid, Amount	$ 546,000
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Total Net Assets	$187,045
# of Portfolio Holdings	400
Portfolio Turnover Rate	225%
Total Net Advisory Fees Paid During the Reporting Period	$546
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

Holdings [Text Block]

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

United States	54.9%
Cayman Islands	7.9%
United Kingdom	2.7%
Brazil	2.0%
Canada	1.4%
Japan	1.1%
Liberia	1.1%
Ireland	1.0%
Netherlands	0.8%
Other Countries	4.2%
Short-Term Instruments	17.3%
Affiliated Investments	2.2%
Financial Derivative Instruments	(0.3%)
Other Assets and Liabilities, Net	3.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Change [Text Block]

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.

Change to Principal Investment Strategies. Effective December 22, 2025, the Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. Previously, the Portfolio sought to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by investing under normal circumstances in S&P 500 Index derivatives and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index derivatives, backed by a portfolio of Fixed Income Instruments.

Effective December 22, 2025, “Acquired Fund Risk” is added as a Principal Risk of investing in the Portfolio. Because the Portfolio may invest its assets in Acquired Funds, the risks associated with investing in the Portfolio may be closely related to the risks associated with the securities and other investments held by the Portfolio.

Material Fund Change Expenses [Text Block]	Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.06% as a result of higher expenses related to interest.
Material Fund Change Strategies [Text Block]

Change to Principal Investment Strategies. Effective December 22, 2025, the Portfolio seeks to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by gaining equity exposure to S&P 500 Index stocks and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index stocks together with a portfolio of Fixed Income Instruments and related derivatives. Previously, the Portfolio sought to exceed the total return of the 50% MSCI EAFE Net Total Return USD Index/50% S&P 500 Index (the “Specified Index”) by investing under normal circumstances in S&P 500 Index derivatives and MSCI Europe Australasia Far East (“EAFE”) Net Total Return USD Index derivatives, backed by a portfolio of Fixed Income Instruments.

Material Fund Change Risks Change [Text Block]

Effective December 22, 2025, “Acquired Fund Risk” is added as a Principal Risk of investing in the Portfolio. Because the Portfolio may invest its assets in Acquired Funds, the risks associated with investing in the Portfolio may be closely related to the risks associated with the securities and other investments held by the Portfolio.

Summary of Change Legend [Text Block]

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next prospectus, which we expect to be available by April 30, 2026 or upon request at 888.87.PIMCO (888.877.4626).